Debt - Schedule of Annual Maturities of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2022	Nov. 30, 2021
Debt Instrument [Line Items]
2023		$ 2,396
2024		2,645
2025		4,385
2026		4,507
2027		5,662
Thereafter		16,020
Total		35,615
Short-term borrowings		200	$ 2,790
Unsecured Debt
Debt Instrument [Line Items]
Total		12,100
Unsecured Debt | Revolver Facility Expires Aug 2024
Debt Instrument [Line Items]
Short-term borrowings		$ 200
Debt instrument, term	6 months